FAIR VALUE MEASUREMENTS - Schedule of Amortized Cost Basis, Unrealized Gains and Losses and Fair Values of Investments in Available-for-sale Securities (Details) - USD ($) $ in Millions	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Debt Securities, Available-for-sale [Abstract]
Short-term cash investments	$ 12		$ 17		$ 6
Debt securities
Debt Securities, Available-for-sale [Abstract]
Cost Basis	296	[1]	290	[2]	299
Unrealized Gains	0	[1]	2	[2]	0
Unrealized Losses	(14)	[1]	(12)	[2]	(23)
Fair Value	$ 282	[1]	$ 280	[2]	$ 276

[1]	Excludes short-term cash investments of $12 million as of March 31, 2026.
[2]	Excludes short-term cash investments of $17 million as of December 31, 2025.